Investor Report
Mercedes-Benz Auto Receivables Trust 2013-1
Collection Period Ended

Amounts in USD
31-Dec-2014
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
18
15-Jan-2015 Distribution Date
31-Dec-2014 1-Dec-2014
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
13-Jan-2015
Record Date 14-Jan-2015
30
31 15-Jan-2015 15-Dec-2014
15-Jan-2015 15-Dec-2014
Summary
Balance
Beginning Ending Principal
Payment
Principal per $1000
Face Amount
Initial Note
Factor Balance Balance
0.00 0.00 0.00 Class A-1 Notes 0.000000 278,900,000.00 0.000000
45,304,416.37 24,414,109.86 20,890,306.51 Class A-2 Notes 79.889103 305,600,000.00 0.068358
275,500,000.00 0.00 275,500,000.00 Class A-3 Notes 0.000000 275,500,000.00 1.000000
115,000,000.00 0.00 115,000,000.00 Class A-4 Notes 0.000000 115,000,000.00 1.000000
435,804,416.37
411,390,306.51
24,414,109.86
Total Note Balance
975,000,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
16,528,594.91
24,998,755.45
460,803,171.82
24,998,755.45
Pool Balance
478,239,612.10
452,917,656.87
1,038,796,554.03
999,950,218.09
38,846,335.94 17,436,440.28
436,389,061.96
24,950,218.09
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount Percentage
24,998,755.45
2.50%
2.50%
24,950,218.09 2.50%
24,998,755.45
Interest Payment
Interest per Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount Interest Rate $1000 Face Amount
Class A-1 Notes 0.220000% 0.00 0.000000 0.00 0.000000
Class A-2 Notes 0.500000% 18,876.84 0.061770 24,432,986.70 79.950873
Class A-3 Notes 0.780000% 179,075.00 0.650000 179,075.00 0.650000
Class A-4 Notes 1.130000% 108,291.67 0.941667 108,291.67 0.941667
$24,720,353.37
Total
$306,243.51

Investor Report
Mercedes-Benz Auto Receivables Trust 2013-1
Collection Period Ended

Amounts in USD
31-Dec-2014
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
26,454,392.72
Recoveries
0.00
25,067,772.05
26,454,392.72
65,396.04
166,214.65
1,154,171.24
838.74
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer 0.00
398,533.01
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
306,243.51
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
24,414,109.86
0.00
(8) Total Trustee Fees [not previously paid under (2)] 0.00
(9) Excess Collections to Certificateholders 1,335,506.34
Total Distribution
26,454,392.72
Distributions
Available Funds
Distribution Detail
Paid Shortfall Due
0.00 398,533.01 398,533.01
Total Servicing Fee
Total Trustee Fee
0.00 0.00 0.00
306,243.51 306,243.51 0.00 Monthly Interest Distributable Amount
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 18,876.84 0.00 18,876.84
thereof on Class A-3 Notes 179,075.00 0.00 179,075.00
thereof on Class A-4 Notes 108,291.67 0.00 108,291.67
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
306,243.51 306,243.51 0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 24,414,109.86 0.00 24,414,109.86
Aggregate Principal Distributable Amount 24,414,109.86 24,414,109.86 0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2013-1
Collection Period Ended

Amounts in USD
31-Dec-2014
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
2,499,875.55
0.00
0.00
2,499,875.55
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account 753.80
84.94
84.94
84.94
838.74
2,499,875.55
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2013-1
Collection Period Ended

Amounts in USD
31-Dec-2014
Pool Statistics
Pool Data
91-120 Days Delinquent
61-90 Days Delinquent
2,562,872.52
1,038,796,554.03
31-60 Days Delinquent
2,537,302.03
237,136.61
108
19
10
0.56%
0.10%
0.05%
2.78%
35.62
28.33
461,180.90
Current
24,387.06
99.29%
Cutoff Date Pool Balance
Amount Number of Receivables
Pool Balance beginning of Collection Period 478,239,612.10
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Weighted Average APR
9,694,631.55
0.00
254,183.18
452,917,656.87 23,572
24,397
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
Delinquency Profile *
As of Cutoff Date Current
Amount Number of Receivables Percentage
Total
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
452,917,656.87 23,572 100.00%
Losses
Principal Gross Losses
Current
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Losses
Cumulative Principal Net Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
254,183.18
65,449.08
164,347.04
0.247%
37,777
449,682,037.33 23,435
15,373,140.50
2.85%
50.26
Pool Factor 43.60%
12.41